STOCKHOLDERS EQUITY (DEFICIT) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Status of outstanding stock warrants
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	2,589,109	$0.54	6.52
Granted	-	-	-
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at March 31, 2013	2,589,109	$0.54	6.27

Warrants exercisable at March 31, 2013	1,589,109	$0.57
Weighted average fair value of warrants granted during the period ended		$-

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	$-	-
Granted	13,589,109	0.51	8.59
Cancelled	(4,800,000)	0.50	9.80
Forfeited	-	-	-
Exercised	(6,200,000)	0.50	9.70
Balance at December 31, 2012	2,589,109	$0.54	6.52

Warrants exercisable at December 31, 2012	1,089,109	$-	-
Weighted average fair value of warrants granted during the year ended December 31, 2012		$0.51

Summary of stock options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2012	2,000,000	0.50	9.87
Granted	2,200,000	0.74	6.04
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at March 31, 2013	4,200,000	$0.63	7.75

Options exercisable at end of period	395,833	$0.59
Options expected to vest	3,804,167
Weighted average fair value of options granted during the period		$0.51

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	-	-	-
Granted	5,000,000	0.50	10.0
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	(3,000,000)	0.50	10.0
Balance outstanding at December 31, 2012	2,000,000	$0.50	9.87

Options exercisable at end of year	83,333	$0.50
Options expected to vest	1,916,667
Weighted average fair value of options granted during the period		$0.48